Investment Securities - Summary of Investments (Details)	Dec. 31, 2019 USD ($) security	Dec. 31, 2018 USD ($) security
Available for sale:
Amortized cost	$ 26,526,000	$ 32,109,000
Gross unrealized gains	283,000	75,000
Gross unrealized losses	196,000	906,000
Fair value	26,613,000	31,278,000
Held to maturity:
Amortized cost	1,167,000	1,113,000
Fair value	1,430,000	1,292,000
Available-for-sale [Abstract]
Less Than 12 Months, Fair Value	232,000	12,665,000
12 Months or Greater, Fair value	10,271,000	14,527,000
Total, Fair Value	10,503,000	27,192,000
Less Than 12 Months, Unrealized Losses	1,000	257,000
12 Months or Greater, Unrealized Losses	195,000	649,000
Total, Unrealized Losses	$ 196,000	$ 906,000
Collateralized Debt Obligations [Abstract]
Debt securities, number of securities in less than 12 months loss position | security	1	5
Debt securities, number of securities in greater than 12 months loss position | security	7	9
Line of Credit
Held to maturity:
Line of credit facility, maximum borrowing capacity	$ 40,000,000.0	$ 40,000,000.0
Corporate debt obligations
Available for sale:
Amortized cost	500,000	500,000
Gross unrealized gains	0	0
Gross unrealized losses	0	0
Fair value	500,000	500,000
Residential mortgage-backed securities
Available for sale:
Amortized cost	25,989,000	31,553,000
Gross unrealized gains	282,000	74,000
Gross unrealized losses	196,000	906,000
Fair value	26,075,000	30,721,000
Available-for-sale [Abstract]
Less Than 12 Months, Fair Value	232,000	12,665,000
12 Months or Greater, Fair value	10,271,000	14,527,000
Total, Fair Value	10,503,000	27,192,000
Less Than 12 Months, Unrealized Losses	1,000	257,000
12 Months or Greater, Unrealized Losses	195,000	649,000
Total, Unrealized Losses	196,000	906,000
Collateralized mortgage obligations
Available for sale:
Amortized cost	37,000	56,000
Gross unrealized gains	1,000	1,000
Gross unrealized losses	0	0
Fair value	38,000	57,000
States and political subdivisions
Held to maturity:
Amortized cost	1,167,000	1,113,000
Gross unrealized gains	263,000	179,000
Gross unrealized losses	0	0
Fair value	$ 1,430,000	$ 1,292,000